Annual Fund Operating Expenses	Jun. 04, 2025
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.06%	[2]
Expenses (as a percentage of Assets)	0.86%
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.45%

[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.